LEASE - Capital lease agreements (Details) ¥ in Thousands	1 Months Ended			5 Months Ended
	Oct. 31, 2015	Jul. 31, 2015 CNY (¥) item	Mar. 31, 2015	Jul. 31, 2015 CNY (¥) item	Dec. 31, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Capital leases
Capital lease assets					¥ 1,248,303		¥ 608,531
Present value of minimum lease payments					¥ 678,492		¥ 473,684
Shenzhen 2 Lease and Shenzhen 3 Lease, capital lease
Capital leases
Number of lease agreements | item				2
Number of buildings leased under capital lease agreement | item		2		2
Capital lease assets		¥ 205,000		¥ 205,000
Capital lease obligations		205,000		205,000
Present value of minimum lease payments		¥ 205,000		¥ 205,000
Shenzhen 2 Lease, capital lease
Capital leases
Term of capital lease			10 years
Shenzhen 3 Lease, capital lease
Capital leases
Term of capital lease		15 years
Shenzhen 4 Lease, capital lease
Capital leases
Term of capital lease	20 years
Capital lease assets						¥ 138,721
Capital lease obligations						138,721
Present value of minimum lease payments						¥ 138,721